May 30, 2025
SDIT GOVERNMENT FUND | GOVERNMENT FUND - Admin Class Shares Prospectus
Investment Goal
Preserve principal value and maintain a high degree of liquidity while providing current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Admin Class Shares
Management Fees	0.07%
Distribution (12b-1) Fees	None
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.45%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Government Fund — Admin Class Shares	$46	$144	$252	$567

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully with cash or government securities. Government securities are obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities.

Using a top-down strategy and bottom-up security selection, the sub-adviser (the Sub-Adviser) seeks to invest in securities with a remaining maturity not greater than 397 calendar days that are marketable, liquid and offer competitive yields, and which are expected to result in the Fund's portfolio having an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. In making investment decisions, the Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. Currently, the Fund invests only in first-tier securities.

The Fund values its securities using amortized cost and seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Admin Class shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.25% (12/31/23)
Worst Quarter: 0.00% (03/31/21)
The Fund's Admin Class total return from January 1, 2025 to March 31, 2025 was 1.00%.
The Fund's Admin Class shares commenced operations on November 20, 2015. For the full calendar year ended December 31, 2015, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus. Because Admin Class shares are invested in the same portfolio of securities, returns for Admin Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that Admin Class shares, for certain years, have higher total annual fund operating expenses than Institutional shares.

Best Quarter: 1.25% (12/31/23)
Worst Quarter: 0.00% (03/31/21)
The Fund's Admin Class total return from January 1, 2025 to March 31, 2025 was 1.00%.
The Fund's Admin Class shares commenced operations on November 20, 2015. For the full calendar year ended December 31, 2015, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus. Because Admin Class shares are invested in the same portfolio of securities, returns for Admin Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that Admin Class shares, for certain years, have higher total annual fund operating expenses than Institutional shares.

Average Annual Total Returns (for the periods ended December 31, 2024)
Admin Class Shares*	1 Year	5 Years	10 Years	Since Inception (10/27/1995)
Government Fund	4.88%	2.24%	1.59%	2.32%

* The Fund's Admin Class shares commenced operations on November 20, 2015. For periods prior to November 20, 2015, the performance of the Fund's Institutional shares has been used. Returns for Admin Class shares would have been substantially similar to those of Institutional shares and would have differed only to the extent that Admin Class shares, for certain years, have higher total annual fund operating Admin Class shares expenses than Institutional shares.

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.